Royalty, Stream and Other Interests - Schedule of Consideration Paid and Net Assets Acquired (Details) $ in Thousands	Dec. 23, 2020 USD ($) shares	Nov. 19, 2020 USD ($) $ / shares shares	Sep. 28, 2020 USD ($) shares	Jul. 31, 2020 $ / shares shares	May 27, 2020 USD ($) $ / shares	Jul. 31, 2020 USD ($) shares
Disclosure of detailed information about property, plant and equipment [line items]
Transaction costs					$ 1,102
Total consideration transferred in relation to asset acquisition					$ 23,947
Number of common shares per unit issued | shares		1				1
Weighted average trading price, daily volume, percentage threshold		25.00%
Weighted average | Share Options | Risk Free Interest Rate, Measurement Input | Option pricing model
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments					0.004
Weighted average | Share Options | Average Projected Volatility, Measurement Input | Option pricing model
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments					0.41
Weighted average | Share Options | Dividend Yield, Measurement Input | Option pricing model
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments					0.022
Common shares
Disclosure of detailed information about property, plant and equipment [line items]
Price per share (in CAD per share) | $ / shares					$ 0.90
Troilus Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Transaction costs						$ 41
Total consideration transferred in relation to asset acquisition						8,575
Cash acquired						0
Other net assets acquired (net liabilities assumed)						0
Royalty interests						8,575
Assets acquired and liabilities assumed						$ 8,575
Weighted average remaining contractual life of outstanding warrants				2 years
Weighted average trading price, threshold | $ / shares				$ 2.19
Number of consecutive trading days				20 days
Troilus Gold Royalty | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average share price | $ / shares				$ 0.10
Troilus Gold Royalty | Weighted average | Risk Free Interest Rate, Measurement Input | Option pricing model | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments						0.003
Troilus Gold Royalty | Weighted average | Average Projected Volatility, Measurement Input | Option pricing model | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments						0.49
Troilus Gold Royalty | Weighted average | Dividend Yield, Measurement Input | Option pricing model | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments						0.013
Troilus Gold Royalty | Private Vendor
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration transferred						$ 1,869
Number of common shares per unit issued | shares						1
Troilus Gold Royalty | Common shares | Private Vendor
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration | shares				5,769,231
Common shares issued as consideration						$ 6,456
Troilus Gold Royalty | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Price per share (in CAD per share) | $ / shares				$ 1.75
Troilus Gold Royalty | Warrants | Private Vendor
Disclosure of detailed information about property, plant and equipment [line items]
Common shares issued as consideration						$ 209
Moss Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Transaction costs			$ 366
Total consideration transferred in relation to asset acquisition			9,272
Cash acquired			77
Other net assets acquired (net liabilities assumed)			109
Royalty interests			9,086
Assets acquired and liabilities assumed			$ 9,272
Moss Gold Royalty | Common shares | Valkyrie Royalty Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration | shares			7,399,970
Common shares issued as consideration			$ 8,906
Robertson Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Transaction costs		$ 531
Total consideration transferred in relation to asset acquisition		42,672
Cash acquired		8,118
Other net assets acquired (net liabilities assumed)		(111)
Royalty interests		34,665
Assets acquired and liabilities assumed		$ 42,672
Number of common shares per unit issued | shares		1
Weighted average remaining contractual life of outstanding warrants		2 years
Number of consecutive trading days		20 days
Robertson Gold Royalty | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average share price | $ / shares		$ 0.17
Robertson Gold Royalty | Weighted average | Risk Free Interest Rate, Measurement Input | Option pricing model | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments		0.0027
Robertson Gold Royalty | Weighted average | Average Projected Volatility, Measurement Input | Option pricing model | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments		0.49
Robertson Gold Royalty | Weighted average | Dividend Yield, Measurement Input | Option pricing model | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, entity's own equity instruments		0.0163
Robertson Gold Royalty | Coral Gold Resources Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Common shares issued as consideration		$ 2,629
Cash consideration transferred		$ 1,909
Robertson Gold Royalty | Common shares | Coral Gold Resources Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration | shares		39,994,252
Common shares issued as consideration		$ 37,603
Robertson Gold Royalty | Warrants
Disclosure of detailed information about property, plant and equipment [line items]
Price per share (in CAD per share) | $ / shares		$ 1.71
Blackwater Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration transferred	$ 861
Transaction costs	30
Total consideration transferred in relation to asset acquisition	1,519
Cash acquired	0
Other net assets acquired (net liabilities assumed)	0
Royalty interests	1,519
Assets acquired and liabilities assumed	$ 1,519
Blackwater Gold Royalty | Common shares | Private Vendor
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration | shares	791,854
Common shares issued as consideration	$ 628
Blackwater Gold Royalty | Warrants | Private Vendor
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration | shares				2,884,616
Blackwater Gold Royalty | Warrants | Coral Gold Resources Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration | shares		19,997,118